Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets
	December 31,	December 31,
	2016	2015
Cost	(in thousands)
Customer relationships acquired	$87,218	$90,541
Technology asset acquired	11,169	11,169
Order backlog	16,540	13,592
Trade names acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
ClinicalRM intangible asset	8,644	-
Foreign exchange movement	(6,578)	(5,092)
Total cost	120,164	113,381
Accumulated amortization	(67,037)	(49,587)
Foreign exchange movement	3,483	2,333
Net book value	$56,610	$66,127

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2017 to December 31, 2021 is as follows:

Year ended December 31, (in thousands)
2017	$15,449
2018	11,815
2019	9,921
2020	9,634
2021	7,597
$54,416